Related Party Transactions (Details Textual) (USD $)	5 Months Ended	12 Months Ended				1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Jun. 30, 2013	Jun. 06, 2013	Jun. 06, 2012	Jun. 30, 2012 President [Member]	Jun. 30, 2013 President [Member]	Dec. 31, 2012 President [Member]	Jun. 11, 2012 President [Member]
Convertible Debt, Fair Value Disclosures									$ 200,000
Debt Instrument, Maturity Date						Jun. 06, 2013	Jun. 06, 2014	Jun. 11, 2013
Debt Instrument, Interest Rate, Stated Percentage	10.00%	10.00%	10.00%	10.00%
Proceeds from issuance of convertible notes payable	500,000	500,000				500,000	500,000	500,000
Accounts Payable, Related Parties, Current	6,782	6,782	0
Convertible Debt Related Parties	$ 200,000	$ 200,000	$ 200,000		$ 200,000
Debt Instrument, Convertible, Conversion Price			$ 0.25